Share-Based Compensation (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Compensation
Schedule of share-based compensation expense category

	Three Months Ended March 31,
(in thousands)	2026	2025
Research and development	$142	$244
General and administrative	414	614
	$556	$858

The Company measures share-based awards at their grant-date fair value and records compensation expense on a straight-line basis over the vesting period of the awards. The Company recorded share-based compensation expense in the following expense categories in its accompanying statements of operations and comprehensive loss for the period presented:

	Year Ended December 31,
(in thousands)	2025	2024
Research and development	$842	$2,529
General and administrative	2,159	3,291
	$3,001	$5,820

Schedule of stock option activity plan

	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual term (years)
Outstanding at January 1, 2026	658,973	$44.20	7.1
Granted	191,510	7.64
Exercised	—	—
Forfeited	(4,376)	10.99
Expired	—	—
Outstanding at March 31, 2026	846,107	$40.13	7.5
Vested and exercisable at March 31, 2026	387,675	$74.20	5.6
Vested or expected to vest at March 31, 2026	846,107	$40.13	7.5

	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual term (years)
Outstanding at January 1, 2025	577,581	$77.56	7.5
Granted	248,208	7.78
Exercised	—	—
Forfeited	(125,526)	82.56
Expired	(41,290)	175.24
Outstanding at December 31, 2025	658,973	$44.20	7.1
Vested and exercisable at December 31, 2025	357,766	$78.82	5.6
Vested or expected to vest at December 31, 2025	658,973	$44.20	7.1

Schedule of weighted average assumptions applied to options

	Three Months Ended March 31,
	2026	2025
Expected volatility	92.4%	93.8%
Risk-free interest rate	3.9%	4.1%
Expected term	5.8 years	6.0 years
Expected dividend yield	—	—

	Year Ended December 31,
	2025	2024
Expected volatility	93.7%	88.4%
Risk-free interest rate	4.1%	4.2%
Expected term	5.9 years	6.0 years
Expected dividend yield	—	—

Schedule of activity related to restricted stock unit

	Number of shares	Weighted average grant date fair value
Unvested balance at January 1, 2026	50,000	$10.52
Granted	—	—
Vested	(25,000)	11.70
Forfeited	—	—
Unvested balance at March 31, 2026	25,000	$11.70

	Number of shares	Weighted average grant date fair value
Unvested balance at January 1, 2025	7,093	$44.80
Granted	60,000	11.70
Vested	(16,825)	27.92
Forfeited	(268)	90.40
Unvested balance at December 31, 2025	50,000	$10.52